Financial Instruments - Derivative Instruments, Gain (Loss) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended			42 Months Ended	6 Months Ended		12 Months Ended			42 Months Ended
	May 31, 2014 Interest Rate Contract [Member]	Jun. 30, 2014 Derivative gain (loss), net [Member] LNG Inventory Derivatives [Member]	Jun. 30, 2013 Derivative gain (loss), net [Member] LNG Inventory Derivatives [Member]	Dec. 31, 2013 Derivative gain (loss), net [Member] LNG Inventory Derivatives [Member]	Dec. 31, 2012 Derivative gain (loss), net [Member] LNG Inventory Derivatives [Member]	Dec. 31, 2011 Derivative gain (loss), net [Member] LNG Inventory Derivatives [Member]	Dec. 31, 2013 Derivative gain (loss), net [Member] LNG Inventory Derivatives [Member]	Jun. 30, 2014 Derivative gain (loss), net [Member] Interest Rate Contract [Member]	Jun. 30, 2013 Derivative gain (loss), net [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Derivative gain (loss), net [Member] Interest Rate Contract [Member]	Dec. 31, 2012 Derivative gain (loss), net [Member] Interest Rate Contract [Member]	Dec. 31, 2011 Derivative gain (loss), net [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Derivative gain (loss), net [Member] Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (9,300)	$ (577)	$ 776	$ 476	$ 0	$ 0	$ 476
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net								$ (94,601)	$ 83,279	$ 88,596	$ 679	$ 0	$ 89,275